Property, plant and equipment - Right-of -use assets recognized in Profit & loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge of right-of-use assets by class of underlying asset:	$ 1,761,394	$ 950,477	$ 625,284
Interest on lease liabilities (notes 7(a)(ii) and 10(a))	241,497	244,085	205,915
Expense relating to short-term leases or leases of low-value assets	136,940	831,631	1,019,937
Aggregate continuing and discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge of right-of-use assets by class of underlying asset:	2,786,456	2,087,167	1,542,566
Aggregate continuing and discontinued operations | - Properties leased for own use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge of right-of-use assets by class of underlying asset:	2,772,649	2,039,815	1,535,333
Aggregate continuing and discontinued operations | - Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge of right-of-use assets by class of underlying asset:	$ 13,807	$ 47,352	$ 7,233